Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Acquisitions
NOTE 3. ACQUISITIONS
During 2022 and 2021, the Company acquired 100% of the voting equity of five businesses. The Company did not make any acquisitions during 2023. A summary of the acquisitions made during 2022 and 2021 is as follows:

Date	Type	Company/Product Line	Location

September 1, 2022	Stock	Bevcorp, LLC (“Bevcorp”)	Eastlake, Ohio

A provider of beverage processing and packaging solutions in blending, handling, filling, and closing technologies. The Bevcorp acquisition expands the Company’s presence in the ready-to-drink
carbonated beverage production market and provides significant cross-selling opportunity in filling and seaming food and beverage applications.

July 1, 2022	Stock	Alco-food-machines GmbH & Co. KG (“Alco”)	Bad Iburg, Germany

A provider of further food processing equipment and production lines for a broad range of food applications. The Alco acquisition extends the Company’s capabilities in further processing offerings and strengthens existing full line offerings.

November 2, 2021	Stock	Urtasun Tecnología Alimentaria S.L (“Urtasun”)	Navarra, Spain

A provider of fruit and vegetable processing solutions, particularly in the fresh packaged and frozen markets. The Urtasun acquisition extends the Company’s capabilities in providing fruit and vegetable processing solutions.

July 2, 2021	Stock	CMS Technology, Inc (“Prevenio”)	Bridgewater, New Jersey

A provider of innovative food safety solutions primarily for the poultry industry as well as produce applications. Prevenio provides a pathogen protection solution through its anti-microbial delivery equipment that enhances food safety and integrity, and creates a safer work environment for its customers and their employees. This acquisition enhances the Company’s recurring revenue portfolio and furthers its investment in solutions that support its customers’ daily operations.

February 28, 2021	Stock	AutoCoding Systems Ltd. (“ACS”)	Cheshire, U.K.

A provider of a central command solution for the integration of packaging process devices. The ACS acquisition extends the Company’s capabilities in packaging line equipment and associated devices, including coding and label inspection and verification.

Each acquisition has been accounted for as a business combination. Tangible and identifiable intangible assets acquired and liabilities assumed were recorded at their respective estimated fair values. The excess of the consideration transferred over the estimated fair value of the net assets received has been recorded as goodwill. The factors that contributed to the recognition of goodwill primarily relate to acquisition-driven anticipated cost savings and revenue enhancement synergies coupled with the assembled workforce acquired.

(In millions)	Bevcorp (1)	Alco (2)	Urtasun (3)	Prevenio (4)	ACS (5)	Total
Financial assets	$20.8	$9.1	$8.8	$8.1	$2.9	$49.7
Inventories	33.1	11.7	3.4	0.2	0.7	49.1
Property, plant and equipment	5.5	0.9	3.2	4.1	—	13.7
Customer relationship (6)	127.0	9.2	11.0	41.0	3.7	191.9
Patents and acquired technology (6)	3.8	4.7	6.0	17.5	3.4	35.4
Trademarks (6)	10.0	3.2	2.2	0.7	0.8	16.9
Financial liabilities	(18.7)	(19.9)	(7.8)	(3.4)	(2.9)	(52.7)

Total identifiable net assets	$181.5	$18.9	$21.1	$53.1	$7.7	$282.3
Cash consideration paid	$294.9	$44.0	$44.2	$173.3	$16.8	$573.2
Cash acquired	5.7	3.9	4.8	3.5	1.1	19.0

Net consideration	$289.2	$40.1	$39.4	$169.8	$15.7	$554.2
Goodwill (7)	$113.4	$25.1	$23.1	$120.2	$9.1	$290.9

(1)
The purchase accounting for Bevcorp was final as of March 31, 2023. During the quarter ended March 31, 2023, the Company recorded an increase in cash consideration paid of $1.1 million due to finalization of the working capital adjustments, and refined estimates for financial liabilities by ($1.0) million, resulting in a corresponding net increase in residual goodwill of $0.1 million for Bevcorp.

(2)
The purchase accounting for Alco was final as of June 30, 2023. During the quarter ended March 31, 2023, the Company made no significant measurement period adjustments for this acquisition. During the quarter ended June 30, 2023, the Company recorded a decrease in cash consideration paid by $1.1 million due to the finalization of the working capital adjustments, resulting in a corresponding decrease in goodwill for Alco.

(3)	The purchase accounting for Urtasun was final as of September 30, 2022.

(4)	The purchase accounting for Prevenio was final as of June 30, 2022.

(5)	The purchase accounting for ACS was final as of December 31, 2021.

(6)
The acquired intangible assets are amortized on a straight-line basis over their estimated useful lives, which range from four
to twenty-four years. The intangible assets acquired in 2022 and 2021 have weighted average useful lives of twenty-two
years for trademarks, eighteen years for customer relationship, and eight years for patents and acquired technology.

(7)	The Company expects goodwill of $135.4 million from these acquisitions to be deductible for income tax purposes.